Victory Variable Insurance Funds

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 6, 2020

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Variable Insurance Funds

File Nos. 333-62051; 811-08979

Ladies and Gentlemen:

On behalf of Victory Variable Insurance Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that:

(1)         The form of prospectus of each of the: (i) Victory RS Large Cap Alpha VIP Series; (ii) Victory RS Small Cap Growth Equity VIP Series; (iii)  Victory RS International VIP Series; (iv) Victory Sophus Emerging Markets VIP Series; (v) Victory INCORE Investment Quality Bond VIP Series; (vi) Victory INCORE Low Duration Bond VIP Series; and (vii) Victory High Yield VIP Series, each a series of the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 53 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”); and

(2)         The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 24, 2020, accession number 0001104659-20-051061.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Variable Insurance Funds

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President